Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 45	£ 35
Non-current tax assets	6	65
Prepayments	5	19
Accrued income	237	235
Other non-current assets	£ 293	£ 354	£ 264	£ 115	£ 115